STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
STOCK-BASED COMPENSATION
Schedule of restricted share activities	The following table sets forth the summary of restricted share activities for the six months ended June 30, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value(US$)
Unvested as of January 1, 2025	—	—
Awarded	363,745	5.8690
Including:
Awarded to Directors	323,745	5.4313
Awarded to Non-employee consultants	40,000	0.4377
Vested	(363,745)	(5.8690)
Outstanding at June 30, 2025	—	—